Advances From Federal Home Loan Bank	12 Months Ended
Sep. 30, 2012
Customer and Brokered Deposit Accounts/Advances From Federal Home Loan Bank/Regulatory Capital Requirements [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK

(11) ADVANCES FROM FEDERAL HOME LOAN BANK

Advances from the FHLB are secured by all stock held in the FHLB, mortgage-backed securities and first mortgage loans with aggregate unpaid principal balances equal to approximately 150% of outstanding advances not secured by FHLB stock. The following table provides a summary of advances by year of maturity as of September 30. Dollar amounts are expressed in thousands.

	2012		2011
		Weighted		Weighted
		average		average
Year ending September 30,	Amount	rate	Amount	rate
2012	$0	0%	$147,000	0.57%
2013	27,000	1.45%	25,000	1.54%
2014	0	0%	0	0%
2015	50,000	1.83%	50,000	1.83%
2016	25,000	1.57%	25,000	1.57%
2017	25,000	1.53%	0	0%

	$127,000	1.64%	$247,000	1.03%

The Bank’s advances have a fixed interest rate and require monthly interest payments, with a single principal payment due at maturity. At September 30, 2012 and 2011, the Bank had no advances that were callable at the option of the Federal Home Loan Bank.